UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06416

DTF Tax-Free Income Inc.

(Exact name of registrant as specified in charter)

200 South Wacker Drive, Suite 500, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DTF Tax-Free Income Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code: (800) 338-8214

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

See the Statement of Net Assets below.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS

January 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
	LONG-TERM INVESTMENTS - 144.2%

	Alaska - 0.2%
$290	Anchorage Elec. Util. Rev.,
	5.00%, 12/1/36	$326,737

	Arizona - 5.3%
1,350	Arizona St. Univ. Rev.,
	5.00%, 7/1/37	1,534,329
650	Arizona St. Hlth. Fac. Auth. Rev.,
	Scottsdale Lincoln Hosp. Proj.,
	5.00%, 12/1/42	703,723
1,000	Maricopa Cnty. Indl. Dev. Auth.,
	4.00%, 1/1/34	1,018,100
500	Northern Arizona Univ. Rev.,
	5.00%, 6/1/40	552,505
1,000	Northern Arizona Univ. Speed Rev.,
	Stimulus Plan for Econ. Edl. Dev.,
	5.00%, 8/1/38	1,115,350
2,000	Salt River Proj. Agric. Impvt. & Pwr.
	Dist. Rev.,
	5.00%, 1/1/38,
	Prerefunded 1/1/18 @ $100 (b)	2,073,860

		6,997,867

	California - 22%
2,000	Bay Area Toll Auth. Rev.,
	5.125%, 4/1/39,
	Prerefunded 4/1/19 @ $100 (b)	2,168,740
1,500	California St. Hlth. Facs. Fin. Auth. Rev.,
	Sutter Hlth.,
	5.00%, 11/15/46	1,655,670
275	California St. Hlth. Facs. Fin. Auth. Rev.,
	Providence St. Joseph Hlth.,
	4.00%, 10/1/36	278,734
100	California St. Muni. Fin. Auth. Student Hsg. Rev.,
	Bowles Hall Foundation,
	5.00%, 6/1/35	105,783
500	California St. Gen. Oblig.,
	5.50%, 3/1/26	524,335
1,000	California St. Gen. Oblig.,
	6.00%, 4/1/38	1,103,440
500	California St. Gen. Oblig.,
	5.50%, 3/1/40	553,240
1,000	California St. Gen. Oblig.,
	5.00% 10/1/28	1,167,220

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$2,000	California St. Pub. Wks. Brd. Lease Rev.,
	Dept. of Corrections and Rehab.,
	5.25%, 9/1/29	$2,323,760
2,000	California Statewide Communities Dev. Auth. Rev.,
	St. Joseph Hlth. Syst.,
	5.75%, 7/1/47, FGIC,
	Prerefunded 7/1/18 @ $100 (b)	2,134,220
1,000	Garden Grove Agy. Cmty. Dev. Successor Agy.,
	5.00%, 10/1/31, BAM	1,147,040
1,595	Gilroy Unified Sch. Dist.,
	4.00%, 8/1/41	1,616,404
3,000	Golden St. Tobacco Securitization Corp. Rev.,
	5.75%, 6/1/47	2,940,660
1,000	Los Angeles Cnty. Santn. Dists. Fin. Auth. Rev.,
	5.00%, 10/1/34	1,143,310
1,000	Manteca City Wtr. Rev.,
	5.00%, 7/1/33	1,127,930
250	Palm Desert Redev. Agy.,
	Tax Allocation,
	5.00%, 10/1/28, BAM	290,647
2,500	Riverside Cnty. Sngl. Fam. Rev.,
	7.80%, 5/1/21,
	Escrowed to maturity (b)	3,094,025
780	Sacramento Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 12/1/24, BAM	917,225
1,215	San Marcos Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 10/1/32	1,395,087
2,000	San Mateo Successor Agy. to Redev. Agy.,
	Tax Allocation,
	5.00%, 8/1/30	2,277,080
1,000	Temple City Unified Sch. Dist.,
	4.00%, 8/1/43	1,007,050

		28,971,600

	Colorado - 1.2%
400	Denver Conv. Center & Hotel Auth. Rev.,
	5.00%, 12/1/27	448,368
1,000	Eagle River Wtr. & Sanitation Dist.
	Enterprise Wstwtr. Rev.,
	5.00%, 12/1/42	1,122,070

		1,570,438

	Connecticut - 2.7%
700	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	Hartford HlthCare.,
	5.00%, 7/1/32	746,088

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,000	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	Hartford HlthCare.,
	5.00%, 7/1/41	$1,053,260
550	Connecticut St. Hlth. & Edl. Facs. Auth. Rev.,
	Yale-New Haven Hosp.,
	5.00%, 7/1/48	597,652
1,000	South Central Connecticut Reg. Wtr. Auth. Rev.,
	5.00%, 8/1/41	1,108,800

		3,505,800

	District of Columbia - 1.6%
1,000	District of Columbia Inc. Tax Rev.,
	5.00%, 12/1/31	1,097,450
1,000	Metropolitan Washington D.C. Airport Auth. Rev.,
	5.00%, 10/1/18, AGM / AMBAC	1,022,420

		2,119,870

	Florida - 19.7%
1,500	Broward Cnty. Port Fac. Rev.,
	6.00%, 9/1/23	1,663,590
1,000	Central Florida Expwy. Auth. Rev.,
	4.00%, 7/1/36	1,014,880
1,000	Escambia Cnty. Hlth. Fac. Auth. Rev.,
	Baptist Hosp.,
	6.00%, 8/15/36	1,110,490
2,000	Florida St. Brd. of Ed. Cap. Outlay Gen. Oblig.,
	5.00%, 6/1/41	2,225,540
2,350	Florida St. Brd. of Gov. Florida State Univ. Dorm Rev.,
	5.00%, 5/1/33	2,665,817
1,000	Hillsborough Cnty. Aviation Auth.,
	Tampa Int’l. Arpt.,
	5.00%, 10/1/44	1,081,140
500	Lee Cnty. Tran. Fac. Ref. Rev.,
	5.00%, 10/1/35, AGM	553,890
1,080	City of Miami Beach Hlth. Facs. Auth.
	Hosp. Rev. Ref.,
	5.00%, 11/15/39	1,130,944
500	Miami Beach Redev. Agy. Rev. Ref.,
	5.00%, 2/1/40, AGM	553,690
500	Miami-Dade Cnty. Expwy. Auth. Rev.,
	5.00%, 7/1/33	567,405
1,065	Miami-Dade Cnty. Ed. Facs. Auth. Rev.,
	5.00%, 4/1/45	1,156,238
2,220	Miami-Dade Cnty. Sch. Brd.,
	5.00%, 2/1/34	2,462,402
250	Miami-Dade Cnty. Aviation Rev.,
	5.00%, 10/1/32	271,638

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$2,000	Orlando and Orange Cnty. Expwy. Auth. Rev.,
	5.00%, 7/1/35	$2,246,540
1,000	Reedy Creek Impvt. Dist. Gen. Oblig.,
	5.00%, 6/1/38	1,112,010
2,000	Seminole Cnty. Sales Tax Rev.,
	5.25%, 10/1/31, NRE	2,447,960
2,190	Seminole Cnty. Sch. Brd.,
	5.00%, 7/1/33	2,472,006
830	S. Florida Wtr. Mgmt. Dist.,
	5.00%, 10/1/35	932,356
200	City of Tallahassee Hlth. Facs. Rev.,
	Tallahassee Memorial Hlthcare.,
	5.00%, 12/1/41	209,284

		25,877,820

	Georgia - 2.3%
300	Atlanta Wtr. & Wstwtr. Rev.,
	5.00%, 11/1/26	356,784
500	Atlanta Arpt. Passenger Fac. Charge Gen. Rev.,
	5.00%, 1/1/32	567,665
2,000	Metro. Atlanta Rapid Tran. Auth. Rev.,
	5.00%, 7/1/39	2,154,740

		3,079,189

	Illinois - 13.6%
500	Chicago Multi-Family Hsg. Rev.,
	4.90%, 3/20/44, FHA	514,495
1,000	Chicago O’Hare Intl. Arpt. Rev.,
	Customer Fac. Charge,
	5.125%, 1/1/30, AGM	1,121,780
620	Chicago O’Hare Intl. Arpt. Rev.,
	5.25%, 1/1/42	695,280
250	Chicago Sales Tax Rev.,
	5.00%, 1/1/30	259,075
500	Chicago Wtrwks. Rev.,
	5.00%, 11/1/44	531,615
250	Chicago Wtrwks. Rev.,
	5.00%, 11/1/30	274,655
1,000	Illinois St. Fin. Auth. Ed. Rev.,
	IL Charter Sch.,
	5.375%, 9/1/32, ACA,
	Prerefunded 9/1/17 @ $100 (b)	1,025,720
1,000	Illinois St. Fin. Auth. Rev.,
	Swedish Covenant Hosp.,
	6.00%, 8/15/38,
	Prerefunded 2/15/20 @ $100 (b)	1,134,220
1,225	Illinois St. Fin. Auth. Rev.,
	Advocate Hlthcare. Network,
	5.00%, 5/1/45	1,334,478

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	4.00%, 11/15/39	$979,430
520	Illinois St. Fin. Auth. Rev.,
	Northwestern Memorial Hlthcare.,
	5.00%, 8/15/37	560,820
1,000	Illinois St. Fin. Auth. Rev.,
	Rush Univ. Med. Ctr.,
	5.00%, 11/15/39	1,073,510
525	Illinois St. Fin. Auth. Rev.,
	Centegra Hlth. Sys.,
	5.00%, 9/1/42	535,595
2,000	Illinois St. Gen. Oblig.,
	5.50%, 1/1/29	2,140,800
1,000	Illinois St. Gen. Oblig.,
	5.00%, 2/1/27	1,035,000
1,500	Illinois St. Toll Hwy. Auth. Rev.,
	5.50%, 1/1/33,
	Prerefunded 1/1/18 @ $100 (b)	1,562,175
750	Illinois St. Toll Hwy. Auth. Rev.,
	5.00%, 1/1/41	830,010
1,000	Railsplitter Tobacco Settlement Auth. Rev.,
	6.00%, 6/1/28	1,137,400
1,000	Univ. of Illinois Aux. Facs. Sys. Rev.,
	5.00%, 4/1/34	1,092,260

		17,838,318

	Indiana - 2.7%
240	Indiana St. Fin. Auth. Hosp. Rev.,
	Indiana Univ. Hlth.,
	5.00%, 12/1/28	274,697
1,000	Indiana St. Fin. Auth. Rev. State Revolving Fund,
	5.00%, 2/1/31	1,120,750
2,000	Indianapolis Local Pub. Impvt.
	Bond Bank Rev.,
	5.00%, 2/1/38,
	Prerefunded 8/1/18 @ $100 (b)	2,118,060

		3,513,507

	Louisiana - 4.9%
1,250	Louisiana Stadium & Exposition Dist.,
	5.00%, 7/1/30	1,386,325
500	Louisiana Stadium & Exposition Dist.,
	5.00%, 7/1/36	539,445
1,250	Louisiana St. Tran. Auth. Rev.,
	5.00%, 8/15/38	1,371,650
250	New Orleans Swr. Svc. Rev.,
	5.00%, 6/1/44	275,060
500	Port of New Orleans Board of Commissioners
	Port Fac. Rev.,
	5.00%, 4/1/33	531,810

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$1,100	Regional Tran. Auth. Sales Tax Rev.,
	5.00%, 12/1/30, AGM	$1,218,844
1,000	Terrebonne Parish Consol. Wtrwks. Dist. No. 1,
	5.00%, 11/1/37	1,130,110

		6,453,244

	Maine - 1.8%
95	Maine Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/1/33,
	Prerefunded 7/1/23 @ $100 (b)	112,005
905	Maine Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	5.00%, 7/1/33	999,826
610	City of Portland, General Arpt. Rev.,
	5.00%, 7/1/31	668,725
540	City of Portland, General Arpt. Rev.,
	5.00%, 7/1/32	590,031

		2,370,587

	Maryland - 2.4%
1,000	Maryland St. Hlth. & Hgr. Edl. Facs. Auth. Rev.,
	Anne Arundel Hlth. Sys.,
	5.00%, 7/1/39	1,084,570
2,000	Maryland St. Trans. Auth. Rev.,
	5.00%, 7/1/37, AGM	2,091,600

		3,176,170

	Massachusetts - 6.5%
3,000	Massachusetts Bay Trans. Auth. Rev.,
	5.50%, 7/1/29, NRE	3,811,650
1,000	Massachusetts St. Gen. Oblig.,
	5.50%, 8/1/30, AMBAC	1,281,370
1,000	Massachusetts St. Gen. Oblig.,
	5.25%, 9/1/25, AGM	1,226,690
2,000	Massachusetts St. College Bldg. Auth. Rev.,
	5.00%, 5/1/40	2,195,460

		8,515,170

	Michigan - 2.2%
500	Detroit Dist. St. Aid Gen. Oblig.,
	5.25%, 11/1/35,
	Prerefunded 3/1/17 @ $103 (b)	516,725
1,000	Holland Elec. Util. Sys. Rev.,
	5.00%, 7/1/39	1,108,190
500	Michigan Fin. Auth. Rev.,
	Beaumont Hlth. Credit Group,
	5.00%, 11/1/44	540,390
500	Michigan Bldg. Auth. Rev.,
	4.00%, 10/15/36	507,620

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$225	Royal Oak Hosp. Fin. Auth. Rev.,
	William Beaumont Hosp.,
	5.00%, 9/1/39	$241,324

		2,914,249

	Nebraska - 2.6%
500	Nebraska St. Pub. Pwr. Dist. Gen. Rev.,
	5.00%, 1/1/34	544,620
1,900	Omaha Gen. Oblig.,
	5.25%, 4/1/27	2,322,294
525	Omaha Pub. Pwr. Dist. Elec. Rev.,
	6.20%, 2/1/17,
	Escrowed to maturity (b)	525,000

		3,391,914

	New Jersey - 1.7%
400	Camden Cnty. Impvt. Auth. Hlthcare. Redev. Rev.,
	Cooper Hlth. Sys.,
	5.00%, 2/15/33	415,112
760	New Jersey St. Gen. Oblig.,
	5.25%, 7/1/17	773,429
1,000	New Jersey St. Tpk. Auth. Rev.,
	5.00%, 1/1/36	1,057,890

		2,246,431

	New York - 9.9%
1,000	Albany Indl. Dev. Agy. Rev.,
	Brighter Choice Charter Sch.,
	5.00%, 4/1/32	895,910
300	Buffalo and Erie Cnty. Indl. Land. Dev. Rev.,
	Catholic Hlth. Sys.,
	5.25%, 7/1/35	333,567
700	Long Island Pwr. Auth. Elec. Sys. Rev.,
	5.00%, 9/1/42	754,607
300	New York Cnty. Tobacco Trust,
	5.00%, 6/1/45	302,427
1,000	New York City Transitional Fin. Auth.,
	5.00%, 2/1/34	1,148,990
1,000	New York City Mun. Wtr. Fin. Auth.
	Wtr. & Swr. Sys. Rev.,
	5.00%, 6/15/34	1,138,700
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.375%, 6/15/43	1,128,940
1,000	New York City Mun. Wtr. Fin. Auth. Rev.,
	5.50%, 6/15/43	1,134,370
1,500	New York St. Dorm. Auth. Rev.,
	7.25%, 10/1/28,
	Prerefunded 10/1/18 @100 (b)	1,652,190
2,000	New York St. Dorm. Auth.,
	Personal Inc. Tax Rev.,
	5.00%, 3/15/31	2,301,740

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$900	Port Auth. of New York and New Jersey Rev.,
	5.00%, 6/1/33	$1,033,092
500	Triborough Bridge & Tunnel Auth. Rev.,
	5.00%, 11/15/30	571,000
195	TSASC Inc. Tobacco Settlement,
	5.00%, 6/1/34	212,388
400	Utility Debt Securitization Auth.
	Restructuring Rev.,
	5.00%, 12/15/31	465,192

		13,073,113

	Ohio - 5.5%
750	Deerfield Twp. Tax Increment Rev.,
	5.00%, 12/1/25	773,453
500	Ohio St. Gen. Oblig.,
	5.00%, 9/1/30	556,480
2,000	Ohio St. Hosp. Rev.,
	Univ. Hosp. Hlth. Sys.,
	4.00%, 1/15/44	2,001,320
1,040	Ohio St. Tpk. Comm. Rev.,
	5.00%, 2/15/31	1,134,266
2,445	Ohio St. Wtr. Dev. Auth. Rev.,
	5.50%, 6/1/20, AGM	2,772,337

		7,237,856

	Oregon - 0.9%
570	Port of Portland Portland Intl. Arpt. Rev.,
	5.00%, 7/1/32	629,679
500	Oregon St. Gen. Oblig.,
	5.00%, 5/1/41	576,695

		1,206,374

	Pennsylvania - 5.5%
170	Butler Cnty. Hosp. Auth. Rev.,
	Butler Hlth. Sys.,
	5.00%, 7/1/35	181,910
2,000	Delaware River Port Auth. Rev.,
	5.00%, 1/1/34	2,213,740
480	East Stroudsburg Area Sch. Dist.,
	7.75%, 9/1/27, NRE,
	Prerefunded 9/1/17 @ $100 (b)	498,902
495	East Stroudsburg Area Sch. Dist.,
	7.75%, 9/1/27, NRE,
	Prerefunded 9/1/17 @ $100 (b)	514,493
25	East Stroudsburg Area Sch. Dist.,
	7.75%, 9/1/27, NRE,
	Prerefunded 9/1/17 @ $100 (b)	25,984

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$500	Pennsylvania St. Higher Ed. Facs. Auth. Rev.,
	5.00%, 6/15/28	$551,855
1,020	Pennsylvania St. Tpk. Comm. Oil Franchise Tax Rev.,
	5.00%, 12/1/23, AGC,
	Prerefunded 12/1/19 @ $100 (b)	1,123,530
2,000	Philadelphia Wtr. & Wstwtr. Rev.,
	5.00%, 1/1/41	2,169,600

		7,280,014

	Rhode Island - 3.8%
1,070	Rhode Island Clean Wtr. Fin. Agy. Wtr. Poll. Control Rev.,
	Green Bonds,
	5.00%, 10/1/32	1,236,845
2,000	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	Brown Univ.,
	5.00%, 9/1/37	2,041,960
1,600	Rhode Island Hlth. & Edl. Bldg. Corp. Higher Ed. Facs. Rev.,
	Providence College,
	5.00%, 11/1/41	1,760,528

		5,039,333

	South Carolina - 2%
2,000	Charleston Cnty. Spl. Source Rev.,
	5.00%, 12/1/32	2,321,520
290	Scago Edl. Facs. Corp. Rev.,
	5.00%, 12/1/24	339,671

		2,661,191

	Tennessee - 2.3%
250	Chattanooga-Hamilton Cnty. Hosp. Auth. Rev.,
	Erlanger Hlth. Sys.,
	5.00%, 10/1/34	262,638
1,500	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/20	1,656,015
1,000	Tennessee Energy Acquisition Corp. Rev.,
	5.25%, 9/1/21	1,120,530

		3,039,183

	Texas - 10.2%
850	Austin Indep. Sch. Dist.,
	4.00%, 8/1/36, PSF	886,873
1,000	Dallas Area Rapid Transit Rev.,
	5.25%, 12/1/48,
	Prerefunded 12/1/18 @ $100 (b)	1,075,250
650	Dallas Area Rapid Transit Rev.,
	5.00%, 12/1/41	733,999
185	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF,
	Prerefunded 8/15/17 @ $100 (b)	188,996
225	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF,
	Prerefunded 8/15/17 @ $100 (b)	229,860

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
$590	Everman Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 2/15/36, PSF	$600,797
500	Houston Arpt. Sys. Rev.,
	5.00%, 7/1/32	545,415
1,000	Houston Hotel Occupancy Tax & Spl. Rev.,
	5.25%, 9/1/29	1,131,650
1,410	Houston Util. Sys. Rev.,
	5.00%, 11/15/32	1,635,304
955	Klein Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 8/1/38, PSF,
	Prerefunded 8/1/18 @ $100 (b)	1,011,374
105	Klein Indep. Sch. Dist. Gen. Oblig.,
	5.00%, 8/1/38, PSF	110,251
1,000	North Texas Twy. Auth. Rev.,
	5.00%, 1/1/31	1,118,230
605	North Texas Twy. Auth. Rev.,
	5.75%, 1/1/40, BHAC,
	Prerefunded 1/1/18 @ $100 (b)	631,160
450	North Texas Twy. Auth. Rev.,
	5.75%, 1/1/40, BHAC,
	Prerefunded 1/1/18 @ $100 (b)	469,458
145	North Texas Twy. Auth. Rev.,
	5.75%, 1/1/40, BHAC	150,688
700	San Antonio Indep. Sch. Dist. Sch. Bldg.,
	5.00%, 8/15/38, PSF	800,345
1,000	Spring Branch Indep. Sch. Dist. Gen. Oblig.,
	5.25%, 2/1/38, PSF,
	Prerefunded 2/1/17 @ $100 (b)	1,000,000
1,000	Upper Trinity Reg. Wtr. Dist. Treated Wtr. Supply Sys. Rev.
	Ref. and Impvmt. Bonds,
	4.00%, 8/1/37, AGM	1,012,800

		13,332,450

	Vermont - 2.1%
2,000	Univ. of Vermont & St. Agric. College Gen. Oblig.,
	5.00%, 10/1/38	2,234,340
500	Vermont Edl. and Hlth. Bldg. Fin. Agy. Rev. Ref.,
	Univ. of Vermont Med. Center,
	5.00%, 12/1/35	543,860

		2,778,200

	Virginia - 2.9%
1,250	Riverside Regl. Jail Auth. Fac. Rev.,
	5.00%, 7/1/26	1,466,038
2,000	Virginia College Bldg. Auth. Rev.,
	5.00%, 2/1/23	2,346,000

		3,812,038

	Washington - 0.9%
1,000	King Cnty. Wtr. Rev.,
	5.00%, 7/1/41	1,126,200

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2017

(Unaudited)

Principal Amount (000)	Description (a)	Value
	West Virginia - 0.3%
$300	Monongalia Cnty. Bldg. Comm. Rev.,
	5.00%, 7/1/30	$333,921

	Wisconsin - 2.8%
1,180	Wisconsin Pub. Fin. Auth.,
	Hosp. Rev. Ref.,
	5.00%, 6/1/40	1,270,105
250	Wisconsin Pub. Fin. Auth.,
	Solid Waste Disp. Rev.,
	2.875%, 5/1/27	239,767
190	Wisconsin St. Gen. Rev.,
	6.00%, 5/1/33,
	Prerefunded 5/1/19 @ $100 (b)	209,819
1,810	Wisconsin St. Gen. Rev.,
	6.00%, 5/1/33	1,988,213

		3,707,904

	Wyoming - 1.7%
2,050	Wyoming St. Farm Loan Brd.
	Cap. Facs. Rev.,
	5.75%, 10/1/20	2,206,559

	Total Long-Term Investments
	(Cost $180,972,253)	189,703,247

	TOTAL INVESTMENTS - 144.2%
	(Cost $180,972,253)	189,703,247
	Variable Rate MuniFund Term Preferred Shares at liquidation value - (49.4)%	(65,000,000)
	Other assets less other liabilities - 5.2%	6,864,054

	NET ASSETS APPLICABLE TO COMMON STOCK - 100.0%	$131,567,301

(a) The following abbreviations are used in portfolio descriptions to indicate an obligation of credit support, in whole or in part:

ACA—ACA Financial Guaranty Corporation

AMBAC—Ambac Assurance Corporation

AGM—Assured Guaranty Municipal Corp.

AGC—Assured Guaranty Corp.

BAM—Build America Mutual Assurance Company

BHAC—Berkshire Hathaway Assurance Corporation

FGIC—Financial Guaranty Insurance Company

FHA—Federal Housing Authority

NRE—National Public Finance Guarantee Corporation

PSF—Texas Permanent School Fund

RAD—Radian Asset Assurance Inc.

(b) Prerefunded and escrowed to maturity issues are secured by escrowed cash, U.S. government obligations, or other securities.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

The accompanying notes are an integral part of this financial statement.

DTF TAX-FREE INCOME INC.

STATEMENT OF NET ASSETS — (Continued)

January 31, 2017

(Unaudited)

Note 1. Investment Valuation

The Fund’s investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities.

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. For more information about the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements contained in its annual report. The following is a summary of the inputs used to value each of the Fund’s investments at January 31, 2017:

Level 2
Municipal bonds	$189,703,247

There were no Level 1 or Level 3 priced securities held at January 31, 2017.

Note 2. Federal Tax Cost

At October 31, 2016, the Fund’s most recent fiscal tax year-end, the federal tax cost of the Fund’s investments and the aggregate gross unrealized appreciation (depreciation) were as follows:

Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation
$185,955,921	$15,613,376	$(360,117)	$15,253,259

The difference between the book basis and tax basis of unrealized appreciation (depreciation) and cost of investments is primarily attributable to the difference between book and tax amortization methods for premiums and discounts on fixed income securities.

Other information regarding the Fund is available on the Fund’s website at www.dtffund.com or the Securities and Exchange Commission’s website at www.sec.gov.

ITEM 2. CONTROLS AND PROCEDURES

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b) There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DTF TAX-FREE INCOME INC.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date: March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ NATHAN I. PARTAIN
Nathan I. Partain
President and Chief Executive Officer (Principal Executive Officer)

Date: March 17, 2017

By (Signature and Title)	/s/ ALAN M. MEDER
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date: March 17, 2017